Transfers of Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Transfers and Servicing [Abstract]
Schedule of Assets and Liabilities Related to Securitization Transactions [Table Text Block]	The following tables show the assets and debt related to our securitization transactions that were included in our financial statements at December 31 (in billions):

	2018
	Cash and Cash Equivalents	Finance Receivables and Net Investment in Operating Leases (a)			Related Debt (b)
		Before Allowance for Credit Losses	Allowance for Credit Losses	After Allowance for Credit Losses
VIE (c)
Retail financing	$1.9	$34.0	$0.2	$33.8	$29.2
Wholesale financing	0.3	24.9	—	24.9	13.9
Finance receivables	2.2	58.9	0.2	58.7	43.1
Net investment in operating leases	0.5	16.3	—	16.3	10.2
Total VIE	$2.7	$75.2	$0.2	$75.0	$53.3

Non-VIE
Retail financing	$0.3	$6.7	$—	$6.7	$5.9
Wholesale financing	—	0.8	—	0.8	0.6
Finance receivables	0.3	7.5	—	7.5	6.5
Net investment in operating leases	—	—	—	—	—
Total Non-VIE	$0.3	$7.5	$—	$7.5	$6.5

Total securitization transactions
Retail financing	$2.2	$40.7	$0.2	$40.5	$35.1
Wholesale financing	0.3	25.7	—	25.7	14.5
Finance receivables	2.5	66.4	0.2	66.2	49.6
Net investment in operating leases	0.5	16.3	—	16.3	10.2
Total securitization transactions	$3.0	$82.7	$0.2	$82.5	$59.8
__________

(a)	Unearned interest supplements and residual support are excluded from securitization transactions.

(b)	Includes unamortized discount and debt issuance costs.

(c)	Includes assets to be used to settle the liabilities of the consolidated VIEs.

NOTE 7. TRANSFERS OF RECEIVABLES (Continued)

	2019
	Cash and Cash Equivalents	Finance Receivables and Net Investment in Operating Leases (a)			Related Debt (b)
		Before Allowance for Credit Losses	Allowance for Credit Losses	After Allowance for Credit Losses
VIE (c)
Retail financing	$1.8	$32.6	$0.2	$32.4	$28.0
Wholesale financing	0.9	26.1	—	26.1	13.4
Finance receivables	2.7	58.7	0.2	58.5	41.4
Net investment in operating leases	0.5	14.9	—	14.9	9.5
Total VIE	$3.2	$73.6	$0.2	$73.4	$50.9

Non-VIE
Retail financing	$0.3	$5.7	$—	$5.7	$5.1
Wholesale financing	—	0.7	—	0.7	0.6
Finance receivables	0.3	6.4	—	6.4	5.7
Net investment in operating leases	—	—	—	—	—
Total Non-VIE	$0.3	$6.4	$—	$6.4	$5.7

Total securitization transactions
Retail financing	$2.1	$38.3	$0.2	$38.1	$33.1
Wholesale financing	0.9	26.8	—	26.8	14.0
Finance receivables	3.0	65.1	0.2	64.9	47.1
Net investment in operating leases	0.5	14.9	—	14.9	9.5
Total securitization transactions	$3.5	$80.0	$0.2	$79.8	$56.6
__________

(a)	Unearned interest supplements and residual support are excluded from securitization transactions.

(b)	Includes unamortized discount and debt issuance costs.

(c)	Includes assets to be used to settle the liabilities of the consolidated VIEs.

Schedule Of Interest Expense related to Securitization Transactions [Table Text Block]
Interest expense related to securitization debt for the years ended December 31 was as follows (in millions):

	2017	2018	2019
VIE	$827	$1,220	$1,373
Non-VIE	128	177	201
Total securitization transactions	$955	$1,397	$1,574

Schedule of Exposures Based on the Fair Value of Derivative Instruments Related to Securitization Programs [Table Text Block]	Our exposures based on the fair value of derivative instruments with external counterparties related to securitization programs at December 31 were as follows (in millions):

	2018		2019
	Derivative Asset	Derivative Liability	Derivative Asset	Derivative Liability
Derivatives of the VIEs	$27	$24	$12	$19
Derivatives related to the VIEs	12	11	7	5
Other securitization related derivatives	31	14	4	30
Total exposures related to securitization	$70	$49	$23	$54

Schedule of Derivative Expense/(Income) Related to Securitization Transactions [Table Text Block]
Derivative expense / (income) related to our securitization transactions for the years ended December 31 was as follows (in millions):

	2017	2018	2019
Derivatives of the VIEs	$(38)	$30	$41
Derivatives related to the VIEs	(6)	(11)	(5)
Other securitization related derivatives	(16)	(2)	39
Total derivative expense / (income) related to securitization	$(60)	$17	$75